Exhibit 99.15

VIA EDGAR

February 12, 2007

William J. Kotapish, Esq.
Chief, Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

         RE: Separate Account II of Integrity Life Insurance Company Amendment to Registration Statement Pursuant to Rule 485(a) File Numbers 033-51268 and 811-07134

Dear Mr. Kotapish:

Enclosed for filing, pursuant to Rule 485(a) under the Securities Act of 1933, is Post-Effective Amendment Number 27 to the registration statement on Form N-4 for Separate Account II of Integrity Life Insurance Company (Integrity). We are requesting an effective date of May 1, 2007, which is less than 80 days from the date of filing, in conformance with Rule 485(a)(1).

Following is a brief description of the significant changes made by this amendment to the registration statement:

1. We have added new disclosures to the Pinnacle variable annuity prospectus describing a new optional guaranteed living benefit rider that provides a guaranteed minimum value will be available for withdrawal each year regardless of market performance (Living Benefit Disclosures).

2. We have made product changes on the Pinnacle variable annuity, specifically increased the mortality and expense risk charge from 1.45% to 1.55% and reduced the free withdrawal amount available each year from 15% to 10% (Product Change Disclosures). The product changes will apply only to investors who purchase a contract on or after May 1, 2007.

3. We have added disclosure of a guarantee from The Western and Southern Life Insurance Company, the direct parent of Integrity, to Integrity contract owners (Guarantee Disclosures). We have added the Guarantee Disclosure in accordance with the No-Action Letter, American Home Assurance Company, et al, publicly available October 17, 2005.

In conjunction with this filing, we are submitting three separate template request letters under Rule 485(b)(1)(vii), wherein we request the approval of the Securities and Exchange Commission (Commission) to use the Living Benefit Disclosures, the Product Change Disclosures and the Guarantee Disclosures in the registration statements for certain other Integrity variable annuities and the registration statements for certain variable annuities issued by National Integrity Life Insurance Company (National Integrity), which is a direct and wholly owned subsidiary of Integrity, domiciled in New York.

In the absence of the new disclosures outlined above, this registration statement would be eligible for immediate effectiveness under Rule 485(b).

This amendment has been "red-lined" to indicate the significant changes in the registration statement. You


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may also notice that the prospectus looks different from the prior filing; this is primarily the result of reordering the disclosures to bring the fee table to the beginning of the document, grouping the disclosures in a more cohesive manner, and eliminating duplicative disclosure.

We will file another post-effective amendment pursuant to Rule 485(b) in April of 2007, to add the required financial statements of the Separate Account, the Depositor and the Guarantor, as well as the updated expense examples, total portfolio expenses and accumulation unit data that appear in the prospectus.

In connection with the forgoing we acknowledge that: (i) Integrity and National Integrity are responsible for the adequacy and accuracy of the disclosure in its registration statements; (ii) the comments of the Commission's staff, or changes to disclosures in the registration statements in response to the comments of the Commission's staff does not foreclose the Commission from taking any action with respect to the registration statements; and (iii) Integrity and National Integrity may not assert the comments of the Commission's staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there are any questions, please do not hesitate to call me at 513-629-1854, or e-mail at rhonda.malone@wslife.com.


                                            Sincerely,

                                            /s/ Rhonda S. Malone
                                            ----------------------------------
                                            Rhonda S. Malone
                                            Associate Counsel - Securities
                                            Western & Southern Financial Group



Copy:    Alison T. White, Esq.